Impairment of Assets and Assets Held for Sale - Summary of Impairment Loss Recorded in Relation to Property,Plant and Equipment (Parenthetical) (Details) - Mar. 31, 2021 - Rooftop Sale Agreement [Member]
₨ in Millions, $ in Millions
	INR (₨)	USD ($)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Fair value after adjustment of expected timing of proceeds from sale and other costs	₨ 201	$ 2.8
Impairment Loss on Fair Value Less Cost to Sell Property, Plant and Equipment [Member] | Rooftop Business [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Fair value after adjustment of expected timing of proceeds from sale and other costs	₨ 55	$ 0.8